Changes in Carrying Amount of Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 387,311	$ 392,610
Foreign currency translation adjustment	(9,001)	(5,299)
Goodwill, Ending Balance	$ 378,310	$ 387,311